Financial results (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Schedule of interest income

	Consolidated Successor For the year ended December 31, 2020	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018
Financial interests	822	1,328	2,125	—
Interests on government notes at amortized costs	—	2,442	407	239

Total interest income	822	3,770	2,532	239

Schedule of interest expense

	Consolidated Successor For the year ended December 31, 2020	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018
Borrowings interest (Note 18.2)	(47,923)	(34,159)	(15,546)	—
Other interest	—	(4)	(200)	(23)

Total interest expense	(47,923)	(34,163)	(15,746)	(23)

Schedule of other financial results

	Consolidated Successor For the year ended December 31, 2020	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018
Costs of early settlements of borrowings and amortized costs (Note 18.4)	(2,811)	(2,076)	(14,474)	—
Changes in the fair value of Warrants (Note 18.5.1)	16,498	6,840	(8,860)	—
Foreign currency exchange difference, net	3,068	(2,991)	3,005	(995)
Effect of discount of assets and liabilities at present value	(3,432)	(10)	(2,743)	—
Impairment of financial assets	(4,839)	—	—	—
Changes in the fair value of the financial assets	(645)	873	1,415	69
Interest expense leases (Note 15)	(1,641)	(1,561)	—	—
Unwinding of discount on asset retirement obligation (Note 22.1)	(2,584)	(1,723)	(897)	(233)
Others	633	(67)	(366)	—

Total other financial results	4,247	(715)	(22,920)	(1,159)